GOODWILL AND OTHER INTANGIBLE ASSETS	6 Months Ended
Jun. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS

9. GOODWILL AND OTHER INTANGIBLE ASSETS

Changes in the carrying amount of goodwill allocated to its reporting units for the six months ended June 30, 2025, and the year ended December 31, 2024, are as follows:

	Soft	Durum	Couscous
	Wheat	Wheat	and Pasta	Total
	(in thousands)
Balance at December 31, 2023	$33,151	$2,411	$8,449	$44,011
Foreign currency exchange adjustments	(890)	(52)	(183)	(1,125)
Balance at December 31, 2024	$32,261	$2,359	$8,266	$42,886
Impairment	-	(995)	-	(995)
Foreign currency exchange adjustments	3,923	222	997	5,142
Balance at June 30, 2025	$36,184	$1,586	$9,263	$47,033

The Company performed the annual impairment assessment as of December 31, 2024, which did not result in impairment losses. During the six months ended June 30, 2025, the Company identified a triggering event related to the Durum reporting unit, primarily due to delays in achieving the forecasted projections supporting the reporting unit’s original business plan. Therefore, the Company conducted both qualitative and quantitative assessments and determined it was appropriate to recognize a goodwill impairment charge of $995 during the six months ended June 30, 2025.

The impairment charge is non-cash and reduced the carrying amount of goodwill for the Durum segment to its implied fair value. Management continues to monitor key assumptions and market conditions that could impact future impairment assessments.

FORAFRIC GLOBAL PLC AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

(Continued)

Changes in the carrying amount of intangible assets for the six months ended June 30, 2025, and the year ended December 31, 2024, are as follows:

	Trade	Customer	Other	Total Intangible
	names	relationships	intangibles	Assets
	(in thousands)
Balance at December 31, 2023	$967	$1,775	$1,906	$4,648
Acquisitions	-	-	283	283
Amortization	-	(93)	(259)	(352)
Foreign currency exchange adjustments	(47)	(89)	(39)	(175)
Balance at December 31, 2024	$920	$1,593	$1,891	$4,404
Acquisitions	-	-	195	195
Amortization	-	(58)	(158)	(216)
Transfer	-	-	238	238
Foreign currency exchange adjustments	116	197	246	559
Balance at June 30, 2025	$1,036	$1,732	$2,412	$5,180

As of June 30, 2025, the weighted-average remaining amortization period for intangibles other than goodwill is 7.3 years and future intangible amortization is expected to total the following:

(in thousands)
Remainder of 2025	$830
2026	830
2027	830
2028	674
2029	517
Thereafter	463
Total amortization	$4,144